iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  18 .2%
Builders FirstSource, Inc.
(a)
................... 557,137 $ 49,852,619
Fortune Brands Innovations, Inc. ............... 617,906 33,923,039
Gibraltar Industries, Inc.
(a)
.................... 153,642 6,929,254
Griffon Corp. ............................. 199,566 19,463,672
Hayward Holdings, Inc.
(a) (b)
.................... 1,033,909 17,896,965
JELD-WEN Holding, Inc.
(a)
.................... 446,242 669,363
Lennox International, Inc. .................... 164,031 93,981,561
Louisiana-Pacific Corp. ...................... 329,314 25,903,839
Masco Corp. ............................. 1,045,259 85,052,725
Masterbrand, Inc.
(a) (b)
....................... 1,051,599 10,820,954
Owens Corning ........................... 417,116 66,304,759
Quanex Building Products Corp. ................ 235,595 4,386,779
Simpson Manufacturing Co., Inc. ............... 213,083 44,608,926
Trex Co., Inc.
(a)
........................... 538,169 26,929,977
UFP Industries, Inc. ........................ 292,554 26,546,350
513,270,782
a
Construction Materials  —  1 .3%
Eagle Materials, Inc.
(b)
....................... 162,810 36,632,250
a
Home Furnishings  —  1 .8%
Ethan Allen Interiors, Inc. .................... 119,901 2,678,588
La-Z-Boy, Inc. ............................ 211,975 8,504,437
Leggett & Platt, Inc. ........................ 706,684 8,275,270
Mohawk Industries, Inc.
(a) (b)
................... 265,206 32,177,444
51,635,739
a
Home Improvement Retail  —  9 .6%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 559,902 33,235,783
Home Depot, Inc. (The) ..................... 353,145 124,547,179
Lowe's Companies, Inc. ..................... 520,841 114,840,232
272,623,194
a
Homebuilding  —  60 .0%
Beazer Homes USA, Inc.
(a) (b)
.................. 259,661 7,283,491
Cavco Industries, Inc.
(a) (b)
..................... 81,178 49,874,140
Century Communities, Inc. ................... 261,609 18,746,901
Champion Homes, Inc.
(a) (b)
.................... 578,030 50,936,004
DR Horton, Inc. ........................... 2,715,049 442,227,181
Dream Finders Homes, Inc. , Class A
(a) (b)
........... 289,802 5,001,983
Security Shares Value
a
Homebuilding (continued)
Green Brick Partners, Inc.
(a)
................... 315,684 $ 25,267,347
Hovnanian Enterprises, Inc. , Class A
(a) (b)
.......... 48,475 6,903,325
Installed Building Products, Inc.
(b)
............... 235,099 54,035,154
KB Home ............................... 654,816 40,984,934
Lennar Corp. , Class A ....................... 2,215,954 200,521,678
Lennar Corp. , Class B ...................... 92,702 8,223,594
LGI Homes, Inc.
(a) (b)
........................ 213,686 13,607,524
M/I Homes, Inc.
(a) (b)
......................... 267,473 43,006,984
Meritage Homes Corp. ...................... 697,166 58,457,369
NVR, Inc.
(a)
.............................. 27,806 189,453,400
PulteGroup, Inc.
(b)
......................... 1,961,016 269,071,005
Taylor Morrison Home Corp. , Class A
(a)
........... 976,538 70,056,836
Toll Brothers, Inc. .......................... 858,761 141,480,875
1,695,139,725
a
Homefurnishing Retail  —  0 .1%
Arhaus, Inc. , Class A ....................... 281,903 2,373,623
a
Specialty Chemicals  —  4 .5%
Sherwin-Williams Co. (The) ................... 370,506 127,572,626
a
Total Long-Term Investments — 95.5%
(Cost: $ 3,135,712,485 ) ............................... 2,699,247,939
a
Short-Term Securities
Money Market Funds  —  4 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.82%
(c) (d) (e)
............................ 116,794,429 116,829,467
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 2,255,994 2,255,994
a
Total Short-Term Securities — 4.2%
(Cost: $ 119,068,624 ) ................................ 119,085,461
Total Investments — 99.7%
(Cost: $ 3,254,781,109 ) ............................... 2,818,333,400
Other Assets Less Liabilities — 0 .3% ..................... 9,250,319
Net Assets — 100.0% ................................. $ 2,827,583,719
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 71,399,185  $ 45,411,368
(a)
$ —  $ 3,756  $ 15,158  $ 116,829,467  116,794,429  $ 23,282,540
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,439,791  —  (1,183,797)
(a)
—  —  2,255,994  2,255,994  23,789  —
$ —  $ 3,756  $ 15,158
$ 119,085,461
$ 23,306,329  $ —

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Home Construction ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................. 236 09/18/26 $ 91,686 $ 21,001
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,699,247,939  $ —  $ —  $ 2,699,247,939
Short-Term Securities
Money Market Funds ...................................... 119,085,461  —  —  119,085,461
$ 2,818,333,400  $ —  $ —  $ 2,818,333,400
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 21,001  $ —  $ —  $ 21,001
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.